Trade Accounts and Notes Receivable, and Other Accounts Receivable - Summary of Allowance for Doubtful Account in Respect of Trade Accounts and Notes Receivable and Other Accounts Receivable (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Beginning balance	₩ 1,383	₩ 933	₩ 875
(Reversal of) bad debt expense	(661)	450	58
Ending balance	722	1,383	933
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Beginning balance	478	207	1,778
(Reversal of) bad debt expense	326	271	(239)
Write-off			(1,332)
Ending balance	₩ 804	₩ 478	₩ 207